Condensed Financial Information of the Parent Company - Schedule of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ (720,333)	$ (103,469)	¥ (710,754)	¥ (788,291)
General and administrative expenses	(435,816)	(62,601)	(383,388)	(423,795)
Profits from operations
Other income, net	136,491	19,606	148,356	36,531
Net profit	2,372,850	340,838	2,469,074	1,082,983
Accretion on convertible redeemable preferred shares to redemption value				(3,073,471)
Net profit(loss) attributable to ordinary shareholders	2,372,850	340,838	2,469,074	(1,990,488)
Parent Company [Member]
Operating expenses
Sales and marketing expenses			(2)
General and administrative expenses	(25,590)	(3,675)	(57,448)	(71,189)
Profits from operations
Other income, net	7,898	1,133	21,183	2,515
Share of profit of subsidiaries	2,390,542	343,380	2,505,341	1,151,657
Net profit	2,372,850	340,838	2,469,074	1,082,983
Net profit(loss) attributable to ordinary shareholders	¥ 2,372,850	$ 340,838	¥ 2,469,074	(1,990,488)
Series A Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				(1,237,274)
Series A Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				(1,237,274)
Series B Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				(905,861)
Series B Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				(905,861)
Series C Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				(930,336)
Series C Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value				¥ (930,336)